Capital Stock (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended									12 Months Ended	1 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jan. 31, 2014 Ipc [Member] Common Stock [Member]	Jan. 31, 2014 Ipc [Member]	Feb. 28, 2014 Rent Vm [Member]	Jan. 31, 2014 Aws Entities [Member]	Mar. 31, 2014 Promissory Notes [Member]	Mar. 31, 2014 Third Party [Member]	Feb. 28, 2014 Third Party [Member]	Mar. 31, 2014 Third Party Lender [Member]	Feb. 28, 2014 Third Party Lender [Member]	Dec. 31, 2013 Third Party Lender [Member]	Mar. 31, 2014 Third Party Lender One [Member]
Common Stock (Textual)
Shares issued in exchange for consulting services							76,958		33,000						69,458	7,500		176,100
Fair value of shares issued in exchange for consulting services			$ 925,000			$ 338,900			$ 3
Share price	$ 7.95	$ 16.90	$ 7.95							$ 16.99	$ 10.00	$ 13.20	$ 16.00	$ 7.95	$ 11.87	$ 13.41	$ 11.87	$ 6.36		$ 6.36
Share based compensation				157,000	1,572,988										82,000	101,000
Issuances of shares from conversion of notes payable, Shares	109,399						211,320	36,567						107,477			1,080,361		210,000	35,220
Issuances of shares from conversion of notes payable	1,725,000		1,344,000		382,491			4						1,725,000			12,824,000	1,120,000	36,584,000	224,000
Debt conversion converted amount				425,000		153,216											12,025,000	1,000,000		200,000
Loss on extinguishment of debt			(5,740,000)		(992,000)								306,000				799,000
Accrued Interest																		120,000		24,000
Issuance of shares pursuant to acquisition, Shares							50,861	356,297		57,448	47,080	400,000	50,861
Issuance of shares pursuant to acquisition			814,000		5,408,878			36		976,000	471,000	5,280,000	814,000
Issuance of shares upon conversion exercise of warrants, Shares	111,095	53,259					111,095	586,692
Issuance of shares upon exercise of warrants	$ 555,000	$ 900,000